Accounting Policies, by Policy (Policies)	12 Months Ended
Dec. 31, 2024
Summary of Significant Accounting Policies [Abstract]
Basis of Presentation

Basis of Presentation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) pursuant to the rules and regulations of the Securities Exchange Commission (“SEC”).

Principles of consolidation

Principles of consolidation

The consolidated financial statements include the financial statements of the Company and its subsidiaries. All transactions and balances among the Company and its subsidiaries have been eliminated upon consolidation.

Subsidiaries are entities in which the Company directly or indirectly controls more than one half of the voting power; or has the power to govern the financial and operating policies, to appoint or remove the majority of the members of the board of directors, or to cast a majority of votes at the meeting of directors.

Segment Reporting

Segment Reporting

ASC 280, “Segment Reporting”, establishes standards for reporting information about operating segments on a basis consistent with the Company’s internal organizational structure as well as information about geographical areas, business segments and major customers in the consolidated financial statements for detailing the Company’s business segments.

The Company uses the management approach to determine reportable operating segments. The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker (“CODM”) for making decisions, allocating resources and assessing performance. The Company’s CODM has been identified as the CEO, who review consolidated results when making decisions about allocating resources and assessing performance of the Company.

Based on management’s assessment, the Company determined that it has only one operating segment as defined by ASC 280. This is supported by the operational structure of the Company which is designed and managed to share resources across the entire suite of products offered by the business. Such resources include research and development, product design, marketing, operations, and administrative functions.

Use of Estimates

Use of Estimates

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, equity, revenues, expenses, and the related disclosures at the date of the consolidated financial statements and during the reporting period. Actual results could materially differ from these estimates. There are no significant accounting estimates and assumptions that affect the consolidated financial statements.

Foreign currencies translation and transaction

Foreign currencies translation and transaction

Transactions denominated in currencies other than the functional currency are translated into the functional currency at the exchange rates prevailing at the dates of the transaction. Monetary assets and liabilities denominated in currencies other than the functional currency are translated into the functional currency using the applicable exchange rates at the balance sheet dates.

The reporting currency of the Company is United States Dollars (“US$”) and the accompanying consolidated financial statements have been expressed in US$. The Company’s subsidiaries maintain their books and record in United States Dollars (“US$”) to obviate foreign currency translation.

Fair Value Measurement

Fair Value Measurement

Fair value is the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Company considers the principal or most advantageous market in which it would transact, and it considers assumptions that market participants would use when pricing the asset or liability.

The Company adopted the guidance of Accounting Standards Codification (“ASC”) 820 for fair value measurements which clarifies the definition of fair value, prescribes methods for measuring fair value, and establishes a fair value hierarchy to classify the inputs used in measuring fair value as follows:

Level 1:	Inputs are unadjusted quoted prices in active markets for identical assets or liabilities available at the measurement date.
Level 2:	Inputs are unadjusted quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets and liabilities in markets that are not active, inputs other than quoted prices that are observable, and inputs derived from or corroborated by observable market data.
Level 3:	Inputs are unobservable inputs which reflect the reporting entity’s own assumptions on what assumptions the market participants would use in pricing the asset or liability based on the best available information.

The fair value for certain assets and liabilities such as cash, accounts receivable, short-term investment, prepayment, prepaid and other current assets, accounts payable, accrued expenses and other current liabilities have been determined to approximate carrying amounts due to the short maturities of these instruments. The Company and its subsidiaries did not have any non-financial assets or liabilities that are measured at fair value on a recurring basis as of December 31, 2024 and 2023.

Cash and Cash Equivalents

Cash and Cash Equivalents

Cash and cash equivalent consists of cash on hand and demand deposits placed with banks or other financial institutions which are unrestricted as to withdrawal or use and have original maturities less than three months.

Accounts Receivable, net

Accounts Receivable, net

The Company’s accounts receivable are customer obligations due under normal contractual terms and do not bear interest. Historically, the Company monitored outstanding receivables based on factors surrounding the credit risk of specific customers, the aging of its receivables, historical trends, and other information. The allowance for doubtful accounts is estimated based on an assessment of the Company’s ability to collect on customer accounts receivable. There is judgment involved with estimating the allowance for doubtful accounts and if the financial condition of the Company’s customers were to deteriorate, resulting in their inability to make the required payments, the Company may be required to record additional allowances.

On January 1, 2023, the Company adopted ASC 326 Financial Instruments - Credit Losses using a modified retrospective approach, wherein a cumulative-effect adjustment to retained earnings would be recorded as of the adoption date, if material.

In determining the allowance for credit losses, the Company aggregated its receivables if they share similar risk characteristics and assess credit loss on that aggregated basis, then analysed historical write-offs by comparing historical sales to historical write-offs to calculate the total write-offs over time as a percentage of sales. The Company also reviewed whether the historical write-offs were due to credit-related factors (e.g., bankruptcy or other financial difficulties) or non-credit-related factors (e.g., concessions for service-related issues). Next, the Company considered if there’s a need to adjust historical information to reflect the extent to which management expects current conditions and reasonable and supportable forecasts to differ from the conditions that existed for the period over which historical information was evaluated. The Company’s accounts receivable balances have fairly short contractual terms, generally are determined after negotiating with customers. There is no expectation that meaningful changes would arise over this time period that would create a significant difference in collection patterns. Further, the Company does not expect any changes in its customer base in the future. As such, the Company concluded developing reasonable and supportable forecasts over this period will not be meaningful (in the event the Company experiences and/or expects future write-offs). The Company also considered the reserve methodology in determining the allowance for credit losses by applying the historical write-off rate to the outstanding receivable balances as of a point in time. As the Company has not experienced any losses historically, the Company has determined that its accounts receivable have 0% credit loss rate and as a result, the adoption of ASC 326 did not impact the Company.

As of December 31, 2024 and 2023, the Company did not record an allowance for doubtful accounts. The Company did not record bad debt expense during the years ended December 31, 2024, 2023 and 2022.

Short-term Investment

Short-term Investment

Short-term Investment consists of currency linked structured investment held in the commercial bank, which are highly liquid with an original maturity of twelve months or less. The estimated fair values of the investments are quoted by the commercial bank using available market information.

Prepayment

Prepayment

Prepayments primarily include prepayment paid to suppliers. Management regularly reviews the aging of such balances and changes in payment and realization trends and records allowances when management believes reception of products or realization of amounts due are at risk. Accounts considered uncollectable are written off against allowances after exhaustive efforts at collection are made. As of December 31, 2024 and 2023, the Company did not record any write-off allowance.

Prepaid and Other Current Assets

Prepaid and Other Current Assets

Prepaid and other current assets primarily include prepaid expenses paid to service providers and VAT receivable. Management regularly reviews the changes in payment trends and records allowances when management believes collection of amounts due are at risk. As of December 31, 2024 and 2023, the Company did not record any write-off allowance.

Leases

Leases

On August 15, 2022, the Company adopted ASC 842, Leases (“ASC 842”), which requires lessees to record right-of-use (“ROU”) assets and related lease obligations on the balance sheet, as well as disclose key information regarding leasing arrangements. ROU assets represent the Company’s right to use an underlying asset for the lease terms and lease liabilities represent the Company’s obligation to make lease payments arising from the lease.

Operating lease ROU assets and liabilities are recognized at commencement date based on the present value of lease payments over the lease term. As the Company’s leases do not provide an implicit rate, the Company elected to adopt Accounting Standards Update (“ASU”) 2021-09, Discount rate for leases that are not public business entities, where allows a lessee that is not a public business entity to elect an accounting policy to use a risk-free rate as its discount rate by class of underlying asset. The Company uses U.S. One Year Treasury rate of 3.23% at adoption date for a similar term of the lease payments. The operating lease ROU asset also includes any lease payments made and excludes lease incentives. Lease expense for lease payments is recognized on a straight-line basis over the lease term. The Company does not have any finance leases since the adoption date.

Regarding the short-term lease, we elect the practical expedient to recognize the straight-line lease payments of these leases in the Statement of Operations during the period in which they are incurred without recognizing the ROU assets and the lease liabilities on the balance sheet.

Revenue Recognition

Revenue Recognition

The Company has adopted Accounting Standards Codification (“ASC”) Topic 606 and recognizes revenue when control of the promised goods is transferred to the customers in an amount that reflects the consideration the Company expects to be entitled to receive in exchange for those goods. Revenue recognized when the following 5-step revenue recognition criteria are met:

1)	Identify the request/contract with a customer
2)	Identify the performance obligations in the contract
3)	Determine the transaction price
4)	Allocate the transaction price
5)	Recognize revenue when or as the entity satisfies a performance obligation

Revenue from product sales is recognized at the point in time control of the products is transferred, generally upon the shipping point. The Company’s sales terms provide no right of return outside of a standard quality policy and returns are generally not significant. Payment terms may vary with individual customer’s contract.

The Company evaluates the criteria of ASC 606 — Revenue Recognition Principal Agent Considerations in determining whether it is appropriate to record the gross amount of product sales and related costs, or the net amount earned as commissions. Generally, when the Company is primarily responsible for fulfilling the promise to provide a specified good or service, the Company is subject to inventory risk before the good or service has been transferred to a customer and the Company has discretion in establishing the price, revenue is recorded at gross.

The following table presents revenue information by geographic locations for the years ended December 31, 2024, 2023 and 2022:

	For the Years Ended December 31,
	2024	2023	2022
European Union	$5,618,002	$4,660,608	$20,302,433
Asia Pacific	509,168	73,395	3,192,219
North America	110,508	215,437	50,000
South America	1,475,088	1,651,500	—
Other Regions	472,380	111,050	—
	$8,185,146	$6,711,990	$23,544,652

Income Taxes

Income Taxes

The Company accounts for income taxes under ASC 740 Income Taxes (“ASC 740”). ASC 740 requires the recognition of deferred tax assets and liabilities for both the expected impact of differences between the consolidated financial statement and tax basis of assets and liabilities and for the expected future tax benefit to be derived from tax loss and tax credit carry forwards. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

There is currently no taxation imposed by the Government of the Cayman Islands and BVI. The Company has no connection to any other taxable jurisdiction and is presently not subject to income taxes or income tax filing requirements in the Cayman Islands, BVI, Hong Kong SAR or the United States. Consequently, income taxes are not reflected in the Company’s consolidated financial statements.

Earnings Per Share

Earnings Per Share

The Company computes earnings per share (“EPS”) in accordance with ASC 260, “Earnings per Share”. ASC 260 requires companies to present basic and diluted EPS. Basic EPS is measured as net income divided by the weighted average ordinary share outstanding for the period. Class B shares were excluded from the calculation of earnings per share because they do not possess any economic interests. Diluted EPS presents the dilutive effect on a per share basis of the potential ordinary shares (e.g., convertible securities, options and warrants) as if they had been converted at the beginning of the periods presented, or issuance date, if later. Potential ordinary shares that have an anti-dilutive effect (i.e., those that increase income per share or decrease loss per share) are excluded from the calculation of diluted EPS. For the years ended December 31, 2024, 2023 and 2022, there were no dilutive shares.

Cost of Revenues

Cost of Revenues

Cost of revenue is the purchasing of infection diseases related and other diagnostic products and materials from the Company’s suppliers comprised freight-in, the cost of manufactured goods for sale to customers.

Operating Expenses

Operating Expenses

Operating expenses consist of selling, general and administrative expenses and research and development expenses. Selling, general and administrative expenses mainly consist of professional, marketing, and salary expenses. Research and development expenses mainly consist of the development, validation, and commercialization of medical devices and assays.

Recent accounting pronouncements

Recent accounting pronouncements

The Company does not believe other recently issued but not yet effective accounting standards, if currently adopted, would have a material effect on the Company’s consolidated financial statements.